Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 1,287	$ 3,478
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	22,800	27,800
Tax loss carried forward, no expiration date	21,100	27,300
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 1,300	$ 3,500